Expected credit loss measurement - ECL stage 2 allowances / provisions - classification by trigger (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	$ (1,244)	$ (1,091)	$ (1,165)
Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	580
Twelve-month expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(308)	(260)	(282)
Lifetime expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(272)	$ (267)	$ (220)
Lifetime expected credit losses | Stage 1 and 2 positions | of which: Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(89)
Lifetime expected credit losses | Stage 1 and 2 positions | of which: Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(26)
Lifetime expected credit losses | Stage 1 and 2 positions | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(66)
Lifetime expected credit losses | Stage 1 and 2 positions | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(38)
Lifetime expected credit losses | Stage 1 and 2 positions | of which: Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(4)
Lifetime expected credit losses | Stage 1 and 2 positions | of which: Loans to financial advisors
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(1)
Lifetime expected credit losses | Stage 1 and 2 positions | of which: Credit cards
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(13)
Lifetime expected credit losses | Stage 1 and 2 positions | of which: Other
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(33)
Lifetime expected credit losses | of which: PD layer
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(197)
Lifetime expected credit losses | of which: PD layer | of which: Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(69)
Lifetime expected credit losses | of which: PD layer | of which: Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(21)
Lifetime expected credit losses | of which: PD layer | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(48)
Lifetime expected credit losses | of which: PD layer | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(23)
Lifetime expected credit losses | of which: PD layer | of which: Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(4)
Lifetime expected credit losses | of which: PD layer | of which: Loans to financial advisors
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	0
Lifetime expected credit losses | of which: PD layer | of which: Other
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(31)
Lifetime expected credit losses | of which: watch list
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(23)
Lifetime expected credit losses | of which: watch list | of which: Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	0
Lifetime expected credit losses | of which: watch list | of which: Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	0
Lifetime expected credit losses | of which: watch list | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(15)
Lifetime expected credit losses | of which: watch list | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(5)
Lifetime expected credit losses | of which: watch list | of which: Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	0
Lifetime expected credit losses | of which: watch list | of which: Loans to financial advisors
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	0
Lifetime expected credit losses | of which: watch list | of which: Other
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(2)
Lifetime expected credit losses | of which: 30 days past due
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(53)
Lifetime expected credit losses | of which: 30 days past due | of which: Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(21)
Lifetime expected credit losses | of which: 30 days past due | of which: Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(5)
Lifetime expected credit losses | of which: 30 days past due | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(2)
Lifetime expected credit losses | of which: 30 days past due | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(9)
Lifetime expected credit losses | of which: 30 days past due | of which: Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	0
Lifetime expected credit losses | of which: 30 days past due | of which: Loans to financial advisors
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(1)
Lifetime expected credit losses | of which: 30 days past due | of which: Credit cards
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(13)
Lifetime expected credit losses | of which: 30 days past due | of which: Other
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	$ (1)